SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information

	March 31, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$62,874	$62,874
Cost of goods sold	–	45,156	45,156
Total operating expenses	4,014,702	60,000	4,074,702
Net loss from operations	$(4,014,702)	$(42,282)	$(4,056,984)

	March 31, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	2,922,383	–	2,922,383
Net loss from operations	$(2,922,383)	$–	$(2,922,383)